UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07529

Asian Small Companies Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Asian Small Companies Portfolio

February 28, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 93.6%

Security	Shares	Value

China — 13.5%

Containers & Packaging — 4.1%
Youyuan International Holdings, Ltd.	7,804,000	$2,566,222

		$2,566,222

Electronic Equipment, Instruments & Components — 1.6%
Kingboard Laminates Holdings, Ltd.	2,075,000	$988,963

		$988,963

Food Products — 2.4%
Biostime International Holdings, Ltd.	350,000	$1,532,937

		$1,532,937

Gas Utilities — 1.8%
China Resources Gas Group, Ltd.	494,000	$1,151,864

		$1,151,864

Household Products — 1.7%
Vinda International Holdings, Ltd.	746,000	$1,050,631

		$1,050,631

Machinery — 0.8%
Lonking Holdings, Ltd.	1,793,000	$481,603

		$481,603

Real Estate Management & Development — 1.1%
SOHO China, Ltd.	890,000	$691,108

		$691,108

Total China (identified cost $6,444,284)		$8,463,328

Hong Kong — 8.9%

Commercial Banks — 1.7%
Dah Sing Financial Holdings, Ltd.	200,000	$1,073,227

		$1,073,227

Diversified Financial Services — 2.6%
First Pacific Co., Ltd.	574,000	$753,756
Public Financial Holdings, Ltd.	1,684,000	867,561

		$1,621,317

Security	Shares	Value

Multiline Retail — 0.5%
AEON Stores (Hong Kong) Co., Ltd.	143,500	$351,663

		$351,663

Real Estate Management & Development — 1.2%
Hang Lung Properties, Ltd.	206,000	$794,471

		$794,471

Specialty Retail — 1.0%
Luk Fook Holdings (International), Ltd.	183,000	$605,697

		$605,697

Textiles, Apparel & Luxury Goods — 1.9%
Stella International Holdings, Ltd.	409,000	$1,178,382

		$1,178,382

Total Hong Kong (identified cost $4,854,469)		$5,624,757

India — 9.1%

Diversified Financial Services — 1.3%
Multi Commodity Exchange of India, Ltd.	38,850	$827,128

		$827,128

Household Products — 3.0%
Jyothy Laboratories, Ltd.	659,879	$1,915,022

		$1,915,022

Personal Products — 2.9%
Godrej Consumer Products, Ltd.	134,800	$1,792,880

		$1,792,880

Real Estate Management & Development — 0.8%
Oberoi Realty, Ltd.	102,470	$529,610

		$529,610

Thrifts & Mortgage Finance — 1.1%
LIC Housing Finance, Ltd.	155,950	$677,034

		$677,034

Total India (identified cost $5,201,830)		$5,741,674

13	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia — 2.7%

Consumer Finance — 1.1%
Clipan Finance Indonesia Tbk PT	15,210,500	$699,737

		$699,737

Food Products — 1.6%
Mayora Indah Tbk PT	397,500	$1,028,129

		$1,028,129

Total Indonesia (identified cost $1,386,137)		$1,727,866

Malaysia — 9.2%

Construction & Engineering — 1.5%
Mudajaya Group Bhd	1,182,566	$936,629

		$936,629

Multiline Retail — 3.8%
Aeon Co. (M) Bhd	578,200	$2,411,233

		$2,411,233

Real Estate Management & Development — 1.4%
UOA Development Bhd	1,499,800	$901,819

		$901,819

Specialty Retail — 2.5%
Padini Holdings Bhd	2,633,400	$1,556,430

		$1,556,430

Total Malaysia (identified cost $4,191,367)		$5,806,111

Philippines — 2.6%

Independent Power Producers & Energy Traders — 2.6%
Energy Development Corp.	8,854,300	$1,650,667

		$1,650,667

Total Philippines (identified cost $1,138,480)		$1,650,667

Security	Shares	Value

Singapore — 23.5%

Air Freight & Logistics — 1.3%
Singapore Post, Ltd.	869,000	$845,388

		$845,388

Consumer Finance — 1.8%
Hong Leong Finance, Ltd.	508,000	$1,118,823

		$1,118,823

Food Products — 4.7%
Super Group, Ltd.	974,000	$2,960,581

		$2,960,581

IT Services — 1.3%
CSE Global, Ltd.	1,127,000	$800,588

		$800,588

Multiline Retail — 3.1%
Parkson Retail Asia, Ltd.	1,549,000	$1,958,844

		$1,958,844

Real Estate Investment Trusts (REITs) — 3.4%
CDL Hospitality Trusts	1,280,000	$2,135,812

		$2,135,812

Real Estate Management & Development — 1.4%
Perennial China Retail Trust	1,788,000	$865,797

		$865,797

Specialty Retail — 5.1%
OSIM International, Ltd.	2,184,000	$3,207,983

		$3,207,983

Wireless Telecommunication Services — 1.4%
StarHub, Ltd.	268,000	$905,375

		$905,375

Total Singapore (identified cost $10,331,937)		$14,799,191

14	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea — 3.8%

Commercial Banks — 1.7%
BS Financial Group, Inc.	73,760	$1,065,307

		$1,065,307

Internet & Catalog Retail — 2.1%
CJ O Shopping Co., Ltd.	4,571	$1,292,562

		$1,292,562

Total South Korea (identified cost $1,667,067)		$2,357,869

Taiwan — 10.2%

Health Care Equipment & Supplies — 6.5%
Pacific Hospital Supply Co., Ltd.	550,000	$1,636,392
St. Shine Optical Co., Ltd.	141,000	2,451,978

		$4,088,370

Hotels, Restaurants & Leisure — 0.2%
Formosa International Hotels Corp.	11,000	$136,952

		$136,952

Leisure Equipment & Products — 1.3%
Giant Manufacturing Co., Ltd.	148,000	$817,693

		$817,693

Semiconductors & Semiconductor Equipment — 2.2%
Radiant Opto-Electronics Corp.	373,187	$1,362,473

		$1,362,473

Total Taiwan (identified cost $4,960,035)		$6,405,488

Thailand — 10.1%

Insurance — 3.4%
Bangkok Life Assurance PCL(1)	431,500	$945,520
Thai Reinsurance PCL(1)(2)	6,255,300	1,208,488

		$2,154,008

Media — 1.1%
Major Cineplex Group PCL(1)	981,200	$700,902

		$700,902

Security	Shares	Value

Real Estate Management & Development — 5.6%
Pruksa Real Estate PCL(1)	865,400	$873,030
Ticon Industrial Connection PCL(1)	3,583,875	2,611,002

		$3,484,032

Total Thailand (identified cost $3,313,345)		$6,338,942

Total Common Stocks (identified cost $43,488,951)		$58,915,893

Short-Term Investments — 3.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/13	$2,204	$2,203,920

Total Short-Term Investments (identified cost $2,203,920)		$2,203,920

Total Investments — 97.1% (identified cost $45,692,871)		$61,119,813

Other Assets, Less Liabilities — 2.9%		$1,821,133

Net Assets — 100.0%		$62,940,946

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	–	Public Company Ltd.

(1)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(2)	Non-income producing security.

15	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2013
Investments, at value (identified cost, $45,692,871)	$61,119,813
Foreign currency, at value (identified cost, $159,071)	156,822
Dividends and interest receivable	66,667
Receivable for investments sold	1,620,111
Receivable for foreign taxes	80,797
Total assets	$63,044,210

Liabilities
Payable to affiliate:
Investment adviser fee	$51,226
Accrued expenses	52,038
Total liabilities	$103,264
Net Assets applicable to investors’ interest in Portfolio	$62,940,946

Sources of Net Assets
Investors’ capital	$47,533,190
Net unrealized appreciation	15,407,756
Total	$62,940,946

16	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2013
Dividends (net of foreign taxes, $16,407)	$412,728
Interest	61
Total investment income	$412,789

Expenses
Investment adviser fee	$312,035
Trustees’ fees and expenses	1,375
Custodian fee	56,758
Legal and accounting services	14,780
Stock dividend tax	814
Miscellaneous	2,300
Total expenses	$388,062

Net investment income	$24,727

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(647,365)
Foreign currency transactions	(4,853)
Net realized loss	$(652,218)
Change in unrealized appreciation (depreciation) —
Investments	$11,826,331
Foreign currency	(179)
Net change in unrealized appreciation (depreciation)	$11,826,152

Net realized and unrealized gain	$11,173,934

Net increase in net assets from operations	$11,198,661

17	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
From operations —
Net investment income	$24,727	$1,713,697
Net realized loss from investment and foreign currency transactions	(652,218)	(7,123,905)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	11,826,152	2,568,550
Net increase (decrease) in net assets from operations	$11,198,661	$(2,841,658)
Capital transactions —
Contributions	$2,100,656	$1,104,626
Withdrawals	(4,558,606)	(29,457,685)
Net decrease in net assets from capital transactions	$(2,457,950)	$(28,353,059)

Net increase (decrease) in net assets	$8,740,711	$(31,194,717)

Net Assets
At beginning of period	$54,200,235	$85,394,952
At end of period	$62,940,946	$54,200,235

18	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Supplementary Data

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.37	%(2)	1.41%	1.26%	1.29%	1.40%	1.22%
Net investment income	0.09	%(2)	2.49%	1.11%	1.10%	2.24%	2.39%
Portfolio Turnover	7	%(3)	55%	129%	105%	136%	38%

Total Return	21.52	%(3)	(2.19)%	6.28%	16.53%	(2.59)%	(43.66)%

Net assets, end of period (000’s omitted)	$62,941		$54,200	$85,395	$125,286	$127,493	$157,292

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

19	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2013, Eaton Vance Asian Small Companies Fund held a 50.4% interest in the Portfolio. In addition, an unregistered fund advised by the sub-adviser to the Portfolio held a 49.6% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 28, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

20

Asian Small Companies Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Lloyd George Management (Hong Kong) Limited (LGM-HK) a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended February 28, 2013, the investment adviser fee amounted to $312,035 or 1.10% (annualized) of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,892,242 and $6,372,670, respectively, for the six months ended February 28, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,015,578

Gross unrealized appreciation	$16,080,663
Gross unrealized depreciation	(976,428)

Net unrealized appreciation	$15,104,235

21

Asian Small Companies Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2013.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks	$—	$58,915,893	(1)(2)	$—	$58,915,893
Short-Term Investments	—	2,203,920		—	2,203,920

Total Investments	$—	$61,119,813		$—	$61,119,813

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Eaton Vance

Asian Small Companies Fund

February 28, 2013

Officers and Trustees

Officers of Eaton Vance Asian Small Companies Fund

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Asian Small Companies Portfolio

Hon. Robert Lloyd George

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Asian Small Companies Fund and Asian Small Companies Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance Funds

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•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Asian Small Companies Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Asian Small Companies Portfolio

Lloyd George Management (Hong Kong) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator of Eaton Vance Asian Small Companies Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

405-4/13	ASSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	April 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 17, 2013

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	April 17, 2013